CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2023
CONCENTRATION AND RISKS
CONCENTRATION AND RISKS
3.	CONCENTRATION AND RISKS
(a)	Foreign exchange risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

(b)	Credit risk

Financial instruments that potentially expose the Group to credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, short-term deposits, accounts and notes receivable and amounts due from related parties. The Group places its cash and cash equivalents, restricted cash, short-term investments and short-term deposits with financial institutions with high credit ratings and quality. There has been no recent history of default in relation to these financial institutions and credit risk is immaterial.

3.	CONCENTRATION AND RISKS (Continued)
(b)	Credit risk(Continued)

The Group conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.

Concentration risk of accounts and notes receivable from third parties are presented as below:

	As of December 31,
	2022		2023
	RMB		RMB
Company A	125,971	52%	133,882	59%

Concentration risk of accounts receivable from a related party are presented as below:

	As of December 31,
	2022		2023
	RMB		RMB
Xiaomi	360,497	100%	324,223	100%

Concentration risk of other receivables from related parties are presented as below:

	As of December 31,
	2022		2023
	RMB		RMB
Xiaomi	25,021	100%	218	97%

(c)	Revenue concentration risk

	Year ended December 31,
	2021		2022		2023
	RMB		RMB		RMB
Xiaomi	2,295,569	43%	1,403,354	43%	1,317,314	53%

The revenue generated from Xiaomi included sale of both Xiaomi-branded and Viomi-branded products. Revenue from sale of Viomi-branded products amounted to RMB274,452, RMB248,665 and RMB158,331 for the years ended December 31, 2021, 2022 and 2023, respectively.